Income taxes - Movement of the valuation allowance (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income taxes
Balance at the beginning of the year	$ 744,054	¥ 4,854,955	¥ 403,674
(Addition)/Reverse	1,403,077	9,155,075	4,451,281
Balance at the end of the year	2,147,131	¥ 14,010,030	4,854,955
Operating loss carry forwards	$ 32,845,041		5,631,764	¥ 214,313,889
Withholding tax rate on dividends (as a percent)	10.00%	10.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings above the threshold percentage (as a percent)	5.00%	5.00%
Threshold beneficial owner percentage determining withholding income tax rate (as a percent)	25.00%	25.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings below the threshold percentage (as a percent)	10.00%	10.00%
Cumulative profits	$ 221,502,020			1,445,300,682
Unrecognized deferred tax liabilities	$ 22,150,202			144,530,068
Tax effects of distribution of VIE's earnings			¥ 0	¥ 0